Subordinated Liabilities - Changes (Details) $ in Millions				12 Months Ended
	Oct. 01, 2018 USD ($)	Dec. 29, 2016 USD ($)	Dec. 27, 2013 USD ($)	Dec. 31, 2018 USD ($) $ / $ item	Dec. 31, 2018 MXN ($) $ / $ item	Dec. 31, 2017 USD ($) $ / $ item	Dec. 31, 2017 MXN ($) $ / $ item
Financial liabilities
Exchange rate per one USD as of December 31, | item				19.6512	19.6512	19.6629	19.6629
Financial liabilities at beginning of period					$ 1,191,900
Financial liabilities at end of period					$ 1,259,588		$ 1,191,900
Subordinated liabilities | Financial liabilities at amortized cost category
Financial liabilities
Exchange rate per one USD as of December 31, | $ / $				19.6512	19.6512	19.6629	19.6629
Financial liabilities at beginning of period				$ 1,825,000,000	$ 35,885	$ 1,822,000,000	$ 37,576
Issues				1,300,000,000
Redemptions				(1,223,000,000)
Transaction costs and accrued interest				(8,000,000)		3,000,000
Financial liabilities at end of period				1,894,000,000	37,228	$ 1,825,000,000	35,885
Tier II Subordinated Capital Notes | Financial liabilities at amortized cost category
Financial liabilities
Financial liabilities at beginning of period					26,054		27,278
Issues	$ 1,300,000,000		$ 1,300,000,000
Financial liabilities at end of period				77,093,000	1,546		26,054
Subordinated Additional Tier I Capital Notes | Financial liabilities at amortized cost category
Financial liabilities
Financial liabilities at beginning of period					9,831		10,298
Issues		$ 500,000,000
Financial liabilities at end of period				$ 500,000,000	$ 9,809		$ 9,831